Basis of Presentation and General Information:	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or “The Partnership”) was incorporated as a limited Partnership on May 30, 2013 under the laws of the Republic of The Marshall Islands. On November 18 2013, the Partnership successfully completed its' initial public offering (the “IPO” or the “Offering”) on the NASDAQ Global Select Market, whereas, on December 29, 2014, the Partnership's common units ceased trading on NASDAQ and, on December 30, 2014, commenced trading on the NYSE.
At the closing of the Offering, the Partnership entered into the following agreements: i) an Omnibus agreement with Dynagas Holding Ltd. (“Dynagas Holding” or “the Sponsor”, a company beneficially wholly owned by Mr. George Prokopiou, the Partnership's Chairman and major unitholder and his close family members) that provides the Partnership the right to purchase LNG carrier vessels at a purchase price to be determined pursuant to the terms and conditions contained therein and ii) a $30 million revolving credit facility with the Sponsor to be used for general Partnership purposes (Note 3(b)).

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification liquefied natural gas vessels and is the sole owner of all outstanding shares or units of the following subsidiaries as of June 30, 2015 and December 31, 2014:

Vessel Owning Subsidiaries:
Company Name	Country of incorporation	Vessel Name	Delivery Date	Year Built	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	2007	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	OB River	July 2007	2007	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River (1)	January 2008	2008	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	June 2014	2013	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	September 2014	2013	155,000

  Renamed from Clean Force in June 2015.

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation	Purpose of incorporation
Quinta Group Corp. (“Quinta”)	Nevis	Holding company that owns all of the outstanding capital stock of Pegasus.
Pelta Holdings S.A. (“Pelta”)	Nevis	Holding company that owns all of the outstanding capital stock of Lance.
Dynagas Equity Holdings Ltd. (“Dynagas Equity”)	Liberia	Holding company that owns all of the outstanding capital stock of Quinta, Pelta, Seacrown, Fareastern and Navajo.
Dynagas Operating GP LLC. (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company, in which the Partnership holds 100% membership interests and that has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP. ("Dynagas Operating")	Marshall Islands	Limited partnership in which the Partnership holds 100% percentage interests.
Dynagas Finance Inc. (“Dynagas Finance”)	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the Notes discussed under Note 5 and engaging in other activities incidental thereto.

The technical, administrative and commercial management of the Partnership's vessels is performed by Dynagas Ltd. (the “Manager”), a related company, wholly owned Mr. George Prokopiou, the Partnership's Chairman of the Board of Directors (Note 3(a)).

As of June 30, 2015, Dynagas Holding owned 44.0% of the equity interests in Dynagas Partners, including the 0.1% General Partner interest.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission (or “SEC”) for interim financial reporting. The unaudited interim consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries, referred to above. All intercompany balances and transactions have been eliminated upon consolidation.

These financial statements and accompanying notes should be read in conjunction with the Partnership's audited consolidated financial statements for the year ended December 31, 2014 and footnotes thereto included in its Annual Report on Form 20-F, filed with the SEC on March 10, 2015. In the opinion of the Partnership's management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of financial position, operating results and cash flows have been included in the financial statements for the periods presented.  Interim results are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.